Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations	6 Months Ended
Jun. 30, 2021
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Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
16.	Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
On 1 June 2020, AB InBev divested CUB, its Australian subsidiary, to Asahi for 16.0 billion AUD on a cash free, debt free basis. Upon the closing of the transaction, the company received 10.8 billion US dollar proceeds net of disposal costs, derecognized (8.5) billion US dollar of net assets in relation to its former Australian operations, recycled (0.4) billion US dollar of the cumulative foreign exchange differences on its former Australian operations and cashflow hedges from equity to profit or loss, resulting in a net gain on disposal of 1.9 billion US dollar recognized in discontinued operations. The results of the Australian operations were accounted for as discontinued operations and presented in a separate line in the condensed consolidated interim income statement (“profit from discontinued operations”) up to 31 May 2020.
Assets and liabilities relating to the Australian operations disposed of on 1 June 2020 are detailed in the table below:

Million US dollar	1 June 2020

Assets
Property, plant and equipment	581
Goodwill and intangible assets	8 584
Other assets	371

Assets classified as held for sale	9 537

Liabilities
Trade and other payables	(581)
Deferred tax liabilities	(363)
Other liabilities	(101)

Liabilities associated with assets held for sale	(1 044)

Net assets disposed of	8 493
Exceptional gain on divestiture of Australia (discontinued operations)	1 919
Recycling of cash flow hedges and cumulative translation adjustments	426

Consideration received	10 838

The following table summarizes the results of the Australian operations included in the condensed consolidated interim income statement and presented as discontinued operations:

For the period ended Million US dollar	31 May 2020
Revenue	477
Profit from operations	178
Profit from discontinued operations	136

Profit from discontinued operations	2 055
Weighted average number of ordinary and restricted shares	1 995

Basic EPS from discontinued operations	1.03

Weighted average number of ordinary and restricted shares (diluted)	2 034

Diluted EPS from discontinued operations	1.01

Cash flows attributable to the operating, investing and financing activities of the Australian operations are summarized as follows:

For the period ended Million US dollar	31 May 2020
Cash flow from operating activities	84
Cash flow from investing activities (proceeds from Australia divestiture)	10 838
Cash flow from investing activities (other)	(13)
Cash flow from financing activities	(6)

Net increase in cash and cash equivalents	10 903